Quarterly Holdings Report
for
Fidelity® Targeted Emerging Markets Factor ETF
July 31, 2020
EMK-QTLY-0920
1.9893930.101

Schedule of Investments July 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 97.8%
	Shares	Value
BERMUDA – 1.4%
China Resources Gas Group Ltd.	22,000	$ 108,436
Cosan Ltd. Class A	1,002	20,240
TOTAL BERMUDA		128,676
BRAZIL – 4.9%
Ambev S.A.	25,300	67,553
B3 S.A. - Brasil Bolsa Balcao	5,700	69,463
BB Seguridade Participacoes S.A.	4,800	25,661
Cosan S.A.	1,200	20,838
Ez Tec Empreendimentos e Participacoes S.A.	4,700	37,170
Hapvida Participacoes e Investimentos S.A. (a)	11,400	142,648
IRB Brasil Resseguros S/A	3,800	5,818
Lojas Renner S.A.	5,570	44,007
Vale S.A.	3,200	37,318
TOTAL BRAZIL		450,476
CAYMAN ISLANDS – 12.1%
ANTA Sports Products Ltd.	9,000	85,353
Autohome, Inc. ADR	311	27,259
Bosideng International Holdings Ltd.	196,000	56,649
Fu Shou Yuan International Group Ltd.	73,000	69,230
Hengan International Group Co. Ltd.	10,500	88,130
Momo, Inc. ADR	802	14,813
NetEase, Inc. ADR	137	62,803
New Oriental Education & Technology Group, Inc. ADR (b)	618	86,644
Shenzhou International Group Holdings Ltd.	5,800	69,224
SINA Corp. (b)	565	22,798
Sino Biopharmaceutical Ltd.	160,500	209,162
TAL Education Group ADR (b)	1,668	130,388
Vipshop Holdings Ltd. ADR (b)	4,691	106,814
Want Want China Holdings Ltd.	100,000	73,934
Zhen Ding Technology Holding Ltd.	4,000	18,433
TOTAL CAYMAN ISLANDS		1,121,634
CHILE – 1.0%
Banco de Credito e Inversiones S.A.	764	27,254
Cia Cervecerias Unidas S.A.	8,055	62,587
TOTAL CHILE		89,841
CHINA – 8.3%
Agricultural Bank of China Ltd. Class H	81,000	28,741
Anhui Conch Cement Co. Ltd. Class H	3,500	26,441
Bank of China Ltd. Class H	146,000	48,979
China Construction Bank Corp. Class H	156,000	114,330
China Merchants Bank Co. Ltd. Class H	9,500	44,312
China Minsheng Banking Corp. Ltd. Class H	25,000	15,742

	Shares	Value

China Pacific Insurance Group Co. Ltd. Class H	7,400	$ 21,436
China Shenhua Energy Co. Ltd. Class H	11,500	19,171
Guotai Junan Securities Co. Ltd. Class H (a)	6,600	10,917
Industrial & Commercial Bank of China Ltd. Class H	136,000	80,370
Jiangsu Expressway Co. Ltd. Class H	80,000	85,778
New China Life Insurance Co. Ltd. Class H	3,700	14,465
PICC Property & Casualty Co. Ltd. Class H	18,000	14,214
Ping An Insurance Group Co. of China Ltd. Class H	10,000	105,933
Postal Savings Bank of China Co. Ltd. Class H (a)	27,000	14,876
Shenzhen Expressway Co. Ltd. Class H	78,000	74,375
The People's Insurance Co. Group of China Ltd. Class H	34,000	11,055
TravelSky Technology Ltd. Class H	21,000	40,373
TOTAL CHINA		771,508
COLOMBIA – 0.3%
Bancolombia S.A.	3,522	25,317
TOTAL COLOMBIA		25,317
CYPRUS – 0.7%
Globaltrans Investment PLC GDR	11,181	67,086
TOTAL CYPRUS		67,086
EGYPT – 0.3%
Commercial International Bank Egypt SAE	7,380	29,104
TOTAL EGYPT		29,104
GREECE – 0.8%
JUMBO S.A.	3,986	78,290
TOTAL GREECE		78,290
HONG KONG – 3.7%
China Everbright Ltd.	6,000	9,600
China Mobile Ltd.	9,000	61,663
China Resources Pharmaceutical Group Ltd. (a)	152,500	86,578
CNOOC Ltd.	22,000	23,277
Guangdong Investment Ltd.	56,000	90,465
Hua Hong Semiconductor Ltd. (a)(b)	17,000	74,578
TOTAL HONG KONG		346,161
INDIA – 11.2%
Bajaj Auto Ltd.	1,118	44,906
Coal India Ltd.	7,356	12,709
Divi's Laboratories Ltd.	5,727	200,301
Eicher Motors Ltd.	186	51,312
Federal Bank Ltd. (b)	20,920	15,072

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Common Stocks – continued
	Shares	Value
INDIA – continued
HCL Technologies Ltd.	2,251	$ 21,218
HDFC Bank Ltd.	7,306	100,861
HDFC Life Insurance Co. Ltd. (a)(b)	3,625	30,386
Hero MotoCorp Ltd.	1,482	53,020
Hindustan Unilever Ltd.	3,453	101,999
ICICI Lombard General Insurance Co. Ltd. (a)	1,409	24,552
ICICI Prudential Life Insurance Co. Ltd. (a)	4,076	24,640
Indiabulls Housing Finance Ltd.	6,643	16,871
Info Edge India Ltd.	621	26,516
Infosys Ltd.	5,478	70,734
Kotak Mahindra Bank Ltd.	2,140	39,067
Nestle India Ltd.	333	73,542
NMDC Ltd.	9,325	10,445
Oil & Natural Gas Corp. Ltd.	12,732	13,326
Petronet LNG Ltd.	4,307	14,269
Pidilite Industries Ltd.	647	11,736
Power Finance Corp. Ltd.	14,801	15,995
SBI Life Insurance Co. Ltd. (a)(b)	2,221	27,100
Tata Consultancy Services Ltd.	1,400	42,693
TOTAL INDIA		1,043,270
INDONESIA – 3.2%
Adaro Energy Tbk PT	175,600	13,050
Bank Central Asia Tbk PT	23,300	49,792
Bank Rakyat Indonesia Persero Tbk PT	133,200	28,830
Kalbe Farma Tbk PT	1,451,600	155,599
Telekomunikasi Indonesia Persero Tbk PT	137,500	28,724
United Tractors Tbk PT	12,600	18,425
TOTAL INDONESIA		294,420
JERSEY – 0.4%
Polymetal International PLC	651	16,192
WNS Holdings Ltd. ADR (b)	267	17,077
TOTAL JERSEY		33,269
LUXEMBOURG – 0.1%
Ternium S.A. ADR (b)	534	7,695
TOTAL LUXEMBOURG		7,695
MALAYSIA – 5.4%
DiGi.Com Bhd	25,600	25,660
Genting Bhd	53,700	48,507
Malayan Banking Bhd	18,900	34,190
Nestle Malaysia Bhd	2,000	66,981
Petronas Chemicals Group Bhd	13,500	19,677
Petronas Gas Bhd	30,300	120,057
PPB Group Bhd	16,100	74,804
Telekom Malaysia Bhd	26,000	24,528

	Shares	Value

Westports Holdings Bhd	97,800	$ 90,650
TOTAL MALAYSIA		505,054
MEXICO – 2.3%
Gentera SAB de CV (b)	27,800	9,733
Grupo Aeroportuario del Pacifico SAB de CV Class B	8,300	55,252
Grupo Aeroportuario del Sureste SAB de CV Class B	5,335	53,177
Kimberly-Clark de Mexico SAB de CV Class A	36,800	60,394
Megacable Holdings SAB de CV	10,200	30,381
Orbia Advance Corp. SAB de CV	5,100	8,099
TOTAL MEXICO		217,036
PHILIPPINES – 1.4%
BDO Unibank, Inc.	8,980	16,080
Manila Electric Co.	21,680	116,906
TOTAL PHILIPPINES		132,986
POLAND – 0.4%
Asseco Poland S.A.	975	16,722
Cyfrowy Polsat S.A.	2,319	17,301
TOTAL POLAND		34,023
QATAR – 0.6%
Qatar National Bank QPSC	11,548	57,090
TOTAL QATAR		57,090
RUSSIA – 3.5%
Gazprom PJSC	9,650	23,668
Inter RAO UES PJSC	1,487,000	115,684
LUKOIL PJSC	334	22,877
MMC Norilsk Nickel PJSC	67	17,738
Novatek PJSC	893	13,140
Rostelecom PJSC	10,780	13,056
Sberbank of Russia PJSC	24,130	71,900
Surgutneftegas PJSC	14,600	7,309
Tatneft PJSC	1,531	11,363
VTB Bank PJSC	45,380,000	23,554
TOTAL RUSSIA		320,289
SAUDI ARABIA – 1.2%
Jarir Marketing Co.	1,932	77,890
Southern Province Cement Co.	1,710	29,409
TOTAL SAUDI ARABIA		107,299
SOUTH AFRICA – 2.2%
Absa Group Ltd.	4,277	19,912
AVI Ltd.	14,211	58,943
Capitec Bank Holdings Ltd.	427	22,169
Kumba Iron Ore Ltd.	749	24,191
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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOUTH AFRICA – continued
Momentum Metropolitan Holdings	24,321	$ 23,623
Motus Holdings Ltd. (b)	14,030	23,399
Sappi Ltd. (b)	7,434	10,696
Vodacom Group Ltd.	2,465	18,591
TOTAL SOUTH AFRICA		201,524
SOUTH KOREA – 13.8%
Cheil Worldwide, Inc.	1,392	22,433
DB Insurance Co. Ltd.	1,362	53,844
Doosan Bobcat, Inc.	3,790	85,731
Douzone Bizon Co. Ltd.	21	1,842
Hyundai Marine & Fire Insurance Co. Ltd.	2,601	50,867
Iljin Materials Co. Ltd.	28	1,192
Kakao Corp.	229	66,024
Kangwon Land, Inc.	2,555	49,003
Kia Motors Corp.	2,075	70,363
KMW Co. Ltd. (b)	35	2,086
KT&G Corp.	1,092	74,150
LG Display Co. Ltd. (b)	287	3,035
LG Innotek Co. Ltd.	18	2,432
LG Uplus Corp.	2,316	22,258
NAVER Corp.	316	79,835
NCSoft Corp.	60	40,843
Pearl Abyss Corp. (b)	160	25,315
S-1 Corp.	1,271	96,547
Samsung Electro-Mechanics Co. Ltd.	75	8,845
Samsung Electronics Co. Ltd.	7,493	364,147
Samsung SDI Co. Ltd.	71	23,689
Samsung SDS Co. Ltd.	51	7,127
SK Hynix, Inc.	697	48,440
SK Telecom Co. Ltd.	160	29,612
WONIK IPS Co. Ltd. (b)	43	1,381
Woongjin Coway Co. Ltd.	823	52,983
TOTAL SOUTH KOREA		1,284,024
TAIWAN – 13.1%
Catcher Technology Co. Ltd.	3,000	22,120
Chicony Electronics Co. Ltd.	6,000	17,799
Chunghwa Telecom Co. Ltd.	11,000	41,117
E.Sun Financial Holding Co. Ltd.	64,295	59,479
Far EasTone Telecommunications Co. Ltd.	12,000	25,848
Formosa Plastics Corp.	9,000	24,117
Foxconn Technology Co. Ltd.	9,000	16,652
Lite-On Technology Corp.	12,000	20,318
Nanya Technology Corp.	7,000	14,480
Novatek Microelectronics Corp.	3,000	29,698
Pou Chen Corp.	59,000	53,472
Radiant Opto-Electronics Corp.	5,000	21,335
Sino-American Silicon Products, Inc.	5,000	16,727
Taichung Commercial Bank Co. Ltd.	103,784	41,451
Taiwan Business Bank	112,245	38,699

	Shares	Value

Taiwan Cement Corp.	16,000	$ 24,578
Taiwan Cooperative Financial Holding Co. Ltd.	71,070	51,917
Taiwan Mobile Co. Ltd.	8,000	28,674
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	377,648
Tripod Technology Corp.	4,000	17,341
Uni-President Enterprises Corp.	36,000	87,866
United Microelectronics Corp.	41,000	31,281
Voltronic Power Technology Corp.	4,150	126,082
Yageo Corp.	2,000	26,558
TOTAL TAIWAN		1,215,257
THAILAND – 1.9%
Advanced Info Service PCL	4,300	25,511
Airports of Thailand PCL	49,200	81,257
Intouch Holdings PCL Class F	14,300	25,566
The Siam Cement PCL	1,600	19,601
The Siam Cement PCL	100	1,225
Tisco Financial Group PCL	9,100	18,969
TOTAL THAILAND		172,129
TURKEY – 1.6%
Akbank T.A.S. (b)	24,362	18,290
BIM Birlesik Magazalar AS	9,630	98,583
Turkiye Garanti Bankasi AS (b)	16,991	17,090
Turkiye Is Bankasi AS Class C (b)	25,068	17,240
TOTAL TURKEY		151,203
UNITED ARAB EMIRATES – 1.0%
Abu Dhabi Islamic Bank PJSC	19,919	20,065
Dubai Islamic Bank PJSC	20,995	21,549
Emirates NBD Bank PJSC	9,647	23,217
Emirates Telecommunications Group Co. PJSC	5,254	23,801
TOTAL UNITED ARAB EMIRATES		88,632
UNITED STATES OF AMERICA – 1.0%
Yum China Holdings, Inc.	1,869	95,768
TOTAL UNITED STATES OF AMERICA		95,768
TOTAL COMMON STOCKS (Cost $9,350,278)		9,069,061
Preferred Stock – 1.7%

BRAZIL – 1.7%
Cia de Transmissao de Energia Eletrica Paulista	27,600	119,502
Itausa - Investimentos Itau S.A.	17,000	34,844
TOTAL BRAZIL		154,346

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Preferred Stock – continued
	Shares	Value
RUSSIA – 0.0%
Transneft PJSC	3	$ 5,445
TOTAL RUSSIA		5,445
TOTAL PREFERRED STOCKS (Cost $199,814)		159,791
TOTAL INVESTMENT IN SECURITIES – 99.5% (Cost $9,550,092)		9,228,852
NET OTHER ASSETS (LIABILITIES) – 0.5%		48,606
NET ASSETS – 100.0%		$ 9,277,458

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $436,275 or 4.7% of net assets.
(b)	Non-income producing.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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